China Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
China
Multiemployer Plans [Line Items]
Annual Contributions	$ 141,400,000	$ 150,600,000	$ 137,500,000